Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income tax
Summary of income tax expense

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Current income tax expense	71,933	73,613	74,300
Deferred income tax (benefit) expense	(34,331)	(9,396)	10,174
Total	37,602	64,217	84,474

Summary of actual income tax expenses differ from the amount computed by applying the PRC statutory income tax rate

	Years ended December 31,
	2020	2021	2022
	RMB ‘000	RMB ‘000	RMB ‘000
Income before income taxes	75,424	203,887	180,556
Computed expected tax expense	18,856	50,972	45,139
Increase (decrease) in income taxes resulting from:
Non-deductible expenses	1,952	2,721	1,619
Additional deduction for research and development expenses	(1,629)	(9,922)	(8,714)
Share-based compensation	—	—	40,798
Tax loss expiration	—	—	2,800
Change in valuation allowance	17,905	19,066	1,085
Others	518	1,380	1,747
Total	37,602	64,217	84,474

Summary of tax effects of temporary differences that give rise to the deferred tax assets (liabilities)

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deferred tax assets (liabilities)
Tax losses carried forward	81,376	77,103
Allowance for doubtful accounts	5,339	6,523
Accrued payroll and other expenses	7,972	8,783
Deferred revenue	73,473	74,816
Contract costs	(15,604)	(16,818)
Deferred rent	6,117	—
Deferred rental initial direct costs	(2,939)	—
Operating lease liabilities	—	486,083
Operating lease right-of-use assets	—	(483,000)
Property and equipment	41,438	33,280
Others	1,890	3,203
Total gross deferred tax assets	199,062	189,973
Valuation allowance on deferred tax assets	(76,355)	(77,440)
Deferred tax assets, net of valuation allowance	122,707	112,533

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deferred tax assets	122,707	112,533
Deferred tax liabilities	—	—
Net deferred tax assets	122,707	112,533

Summary of movement of the valuation allowance

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Balance at the beginning of the year	57,289	76,355
Addition during the year	19,066	3,885
Reduction as a result of expiry of tax losses carried forward	—	(2,800)
Balance at the end of the year	76,355	77,440